DEBT STRATEGIES FUND III, INC.

                                                              July 31, 1998

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

                  Re:      Debt Strategies Fund III, Inc.,
                           Pre-Effective Amendment No. 1 to
                           Registration Statement on Form N-2
                           (Securities Act File No. 333-57073)
                           (Investment Company Act File No. 811-08823)
                           -------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Debt Strategies Fund III, Inc. (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2; and

         (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on July 28, 1998.

                                               Very truly yours,

                                               DEBT STRATEGIES FUND III, INC.

                                               /s/ George D. Pelose

                                               By: George D. Pelose
                                                   Assistant Secretary